Discontinued operations and assets classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued operations and assets classified as held for sale [Abstract]
Discontinued operations and assets classified as held for sale - Discontinued operations, net of income taxes [Text Block]	Philips Group Discontinued operations, net of income taxes in millions of EUR
	2021	2022	2023
Domestic Appliances	2,698	3	(2)
Other	13	10	(7)
Discontinued operations, net of income taxes	2,711	13	(10)

Discontinued operations and assets classified as held for sale - Results of Domestic Appliances [Text Block]

Philips Group

Results of Domestic Appliances

in millions of EUR

	2021	2022	2023
Sales	1,516	6	-
Costs and expenses	(1,322)	(2)	(2)
Income from operations	194	4	(2)
Result on the sale of discontinued operations	3,241	1	(1)
Income before tax	3,435	5	(3)
Income tax benefit (expense)1)	6	(2)	1
Income tax related the sale of discontinued operations	(743)
Results from discontinued operations	2,698	3	(2)
1)The income tax of discontinued operations is calculated based on the separate return method, as if Domestic Appliances was filing its own separate tax returns.

Discontinued operations and assets classified as held for sale - Net cash provided by (used for) discontinued operations [Text Block]

Net cash provided by (used for) discontinued operations

in millions of EUR

	2021	2022	2023
Net cash provided by (used for) operating activities	85	(27)	123
Net cash provided by (used for) investing activities	3,319	15
Net cash provided by (used for) discontinued operations	3,403	(12)	123